Contingencies (Details Narrative) (10-Q) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Loans	Sep. 30, 2015 USD ($) Loans	Sep. 30, 2016 USD ($) Loans	Sep. 30, 2015 USD ($) Loans	Dec. 31, 2015 USD ($) Loans	Dec. 31, 2014 USD ($) Loans	Dec. 31, 2013 USD ($) Loans	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2012 USD ($)
Loss Contingencies [Line Items]
Reserve for sales recourse obligations	$ 14	$ 18	$ 14	$ 18	$ 15	$ 24	$ 5	$ 15	$ 18	$ 5
Repurchase activity | Loans					13	9	20
Repurchase of previously sold real estate loans					$ 1	$ 1	$ 3
Real Estate Loan [Member]
Loss Contingencies [Line Items]
Repurchase activity | Loans	0	0	0	13
Repurchase of previously sold real estate loans				$ 1